Organization and Nature of Operations (Tables)	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of operating subsidiaries

Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”)	Incorporated on November 19, 2004	PRC	RMB 25,755,000	100% by Happiness Nanping	Research, development, production and selling of nutraceutical and dietary supplements
Shunchang Happiness Nutraceutical Co., Ltd (“Shunchang Happiness”)	Incorporated on May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Shunchang Xinxin Agricultural Technology Co., Ltd (“Xinxin Agricultural”)*	Incorporated on January 4, 2015	PRC	RMB 2,000,000	100% by Fujian Happiness	Research and development of agricultural products

* Xinxin Agricultural was cancelled on June 28, 2017.